UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ];  Amendment Number: ________
This Amendment (check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Martin Capital Management, LLC
Address:  307 South Main Street
          Suite 302
          Elkhart, IN  46516

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:   Frank K. Martin
Title:  Managing Partner
Phone:  (219) 293-2077

Signature, Place, and Date of Signing:

   /s/ Frank K. Martin
   Elkhart, Indiana
   January 29, 2001

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total:     28 items

Form 13F Information Table Value Total:  $226,118 (in thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(2) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and
list entries.]   NONE

                                       FORM 13F INFORMATION TABLE

        Column 1        Column 2  Column 3     Column 4           Column 5         Column 6  Column 7           Column 8

                        Title Of               Value       Shrs Or     Sh/  Put/ Investment  Other         Voting Authority
    Name Of Issuer      Class     Cusip        (X$1000)    Prn Amt     Prn  Call Discretion  Managers  Sole       Shared  None
 American Express Co
 Com                    Common    025816109       1,190       33,330   SH          SOLE                  33,330
 Atlantis Plastics
 Inc Com                Common    049156102          33       10,400   SH          SOLE                  10,400
 Bank One Corp Com      Common    06423A103         518       13,259   SH          SOLE                  13,259
 Berkshire Hathaway
 Inc Del Cl B           Common    084670207      11,001        4,357   SH          SOLE                   4,258               99
 Clayton Homes Inc Com  Common    184190106      27,728    1,621,530   SH          SOLE               1,582,930           38,600
 Disney (Walt) Co Com
 Disney                 Common    254687106      10,266      495,450   SH          SOLE                 481,650           13,800
 Dollar Gen Corp Com    Common    256669102      18,463    1,239,110   SH          SOLE               1,207,710           31,400
 Dover Corp Com         Common    260003108      17,742      478,620   SH          SOLE                 464,810           13,810
 Emmis Communications
 Corp Cl A              Common    291525103      25,175    1,064,930   SH          SOLE               1,038,035           26,895
 Franklin Elec Inc Com  Common    353514102         320        3,900   SH          SOLE                   3,900
 Gap Inc Del Com        Common    364760108      16,377    1,174,830   SH          SOLE               1,144,105           30,725
 Hon Inds Inc Com       Common    438092108      19,364      700,325   SH          SOLE                 684,075           16,250
 Interpublic Group
 Cos Inc Com            Common    460690100         263        8,900   SH          SOLE                   8,900
 Kaydon Corp Com        Common    486587108         767       33,800   SH          SOLE                  33,600              200
 Keycorp New Com        Common    493267108         220        9,038   SH          SOLE                   9,038
 Lamar Advertising Co
 Cl A                   Common    512815101      24,376      575,720   SH          SOLE                 560,700           15,020
 Leggett & Platt Inc
 Com                    Common    524660107      15,752      684,850   SH          SOLE                 671,250           13,600
 McDonalds Corp Com     Common    580135101      16,527      624,385   SH          SOLE                 608,810           15,575
 Mercury Genl Corp
 New Com                Common    589400100       9,517      217,987   SH          SOLE                 213,637            4,350
 Mueller Inds Inc Com   Common    624756102         528       15,871   SH          SOLE                  15,871
 Progressive Corp
 Ohio Com               Common    743315103         677        4,536   SH          SOLE                   4,536
 Quality Dining Inc
 Com                    Common    74756P105         110       50,000   SH          SOLE                       0           50,000
 Schering Plough Corp
 Com                    Common    806605101         286        8,000   SH          SOLE                   8,000
 Skyline Corp Com       Common    830830105         581       18,000   SH          SOLE                  14,450            3,550
 Torchmark Corp Com     Common    891027104         488       12,400   SH          SOLE                  12,400
 Union Accep Corp Cl A  Common    904832102       3,420      683,976   SH          SOLE                 670,276           13,700
 Wabash Natl Corp Com   Common    929566107       3,882      497,682   SH          SOLE                 490,665            7,017
 Wells Fargo & Co New
 Com                    Common    949746101         548       12,600   SH          SOLE                  12,600